Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	001-36632
Entity Registrant Name	EMCORE CORP
Entity Central Index Key	0000808326
Entity Tax Identification Number	22-2746503
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	450 Clark Dr.
Entity Address, City or Town	Budd Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07828
City Area Code	626
Local Phone Number	293-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	EMKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false